LONG-TERM LOAN (Details Textual) ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 12, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount				¥ 18,472	$ 2,839,000
Repayments of Lines of Credit			$ 10,000,000
September 12, 2019					12,000,000
September 12, 2020					19,250,000
September 12, 2021					24,750,000
September 12, 2022					$ 44,000,000
Subsequent Event [Member]
Short-term Debt [Line Items]
Repayments of Long-term Debt	$ 12,000,000
September 12, 2019	13,750,000
September 12, 2020	19,250,000
September 12, 2021	24,750,000
September 12, 2022	$ 30,250,000
Loan Facility Agreement [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 55,000,000
Debt Issuance Costs, Net						¥ 11,559	$ 1,705,000
Debt Instrument, Interest Rate, Stated Percentage				4.05%	4.05%
Amendment Facility Agreement [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 110,000,000
Debt Instrument, Term		5 years
Amendment Facility Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.00%	2.00%
Amendment Facility Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				3.50%	3.50%